Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity File Number	000-55049
Entity Registrant Name	CURRENCYWORKS INC.
Entity Central Index Key	0001515139
Entity Tax Identification Number	27-3098487
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3250 Oakland Hills Court,
Entity Address, City or Town	Fairfield,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94534
City Area Code	424.
Local Phone Number	570.9446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Nil
Trading Symbol	N/A
Entity Emerging Growth Company	false